Investment Securities (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Available for sale [Abstract]
Amortized cost	$ 20,338,000	$ 23,293,000
Gross unrealized gains	622,000	885,000
Gross unrealized losses	1,121,000	1,137,000
Other than temporary impairments in OCI	499,000	524,000
Total available-for-sale	19,340,000	22,517,000
Held to maturity [Abstract]
Held-to-maturity Securities, Fair Value	2,239,000	2,080,000
Available for sale, Amortized Cost [Abstract]
Due within one year	0
Due after one year through five years	0
Due after five years through ten years	2,958,000
Due after ten years	7,062,000
Residential mortgage-backed securities and collateralized mortgage obligations	13,276,000
Total available-for-sale	20,338,000
Available for sale, Fair Value [Abstract]
Due within one year	0
Due after one year through five years	0
Due after five years through ten years	3,001,000
Due after ten years	5,467,000
Residential mortgage-backed securities and collateralized mortgage obligations	13,873,000
Total available-for-sale	19,340,000	22,517,000
Held to maturity, Amortized Cost [Abstract]
Due within one year	0
Due after one year through five years	0
Due after five years through ten years	0
Due after ten years	2,066,000
Total held to maturity	2,066,000
Held to maturity, Fair Value [Abstract]
Due within one year	0
Due after one year through five years	0
Due after five years through ten years	0
Due after ten years	2,239,000
Total held to maturity	2,239,000
Number of security sold during period		1
Investment security sold, carrying value	0	500,000
Gain on sale of investments security		1,000
Carrying value of securities pledged as collateral for borrowed funds	10,300,000	8,900,000
Carrying value of securities pledged to secure public deposits	4,200,000	8,400,000
Available for sale [Abstract]
Less Than 12 Months, Fair Value	0	0
Less Than 12 Months, Unrealized Losses	0	0
12 Months or Greater, Fair value	3,629,000	4,113,000
12 Months or Greater, Unrealized Losses	1,121,000	1,137,000
Total, Fair Value	3,629,000	4,113,000
Total, Unrealized Losses	1,121,000	1,137,000
Collateralized Debt Obligations [Abstract]
Maturity period of trust preferred securities	30 years
Changes in credit loss component of credit-impaired debt securities [Roll Forward]
Beginning balance	1,950,000	2,657,000
Initial credit impairment	0	0
Subsequent credit impairments	0	129,000
Reductions for amounts recognized in earnings due to intent or requirement to sell	0	0
Reductions for securities sold	0	0
Reductions for securities deemed worthless	(731,000)	(836,000)
Reductions for increases in cash flows expected to be collected	0	0
Ending balance	1,219,000	1,950,000
Available for sale securities [Abstract]
Realized gains	0	1,000
Realized (losses)	0	0
Other than temporary impairment	0	(130,000)
Total available-for-sale securities	0	(129,000)
Held to maturity securities [Abstract]
Realized gains	0	0
Realized (losses)	0	0
Other than temporary impairment	0	0
Total held-to-maturity securities	0	0
U.S. Government sponsored entities [Member]
Available for sale [Abstract]
Amortized cost	7,000	1,006,000
Gross unrealized gains	0	5,000
Gross unrealized losses	0	0
Other than temporary impairments in OCI	0	0
Total available-for-sale	7,000	1,011,000
Available for sale, Fair Value [Abstract]
Total available-for-sale	7,000	1,011,000
Corporate debt obligations [Member]
Available for sale [Abstract]
Amortized cost	1,500,000	1,500,000
Gross unrealized gains	24,000	43,000
Gross unrealized losses	0	57,000
Other than temporary impairments in OCI	0	0
Total available-for-sale	1,524,000	1,486,000
Available for sale, Fair Value [Abstract]
Total available-for-sale	1,524,000	1,486,000
Available for sale [Abstract]
Less Than 12 Months, Fair Value		0
Less Than 12 Months, Unrealized Losses		0
12 Months or Greater, Fair value		443,000
12 Months or Greater, Unrealized Losses		57,000
Total, Fair Value		443,000
Total, Unrealized Losses		57,000
Residential mortgage-backed securities [Member]
Available for sale [Abstract]
Amortized cost	12,359,000	13,697,000
Gross unrealized gains	540,000	764,000
Gross unrealized losses	0	0
Other than temporary impairments in OCI	0	0
Total available-for-sale	12,899,000	14,461,000
Available for sale, Fair Value [Abstract]
Total available-for-sale	12,899,000	14,461,000
Collateralized mortgage obligations [Member]
Available for sale [Abstract]
Amortized cost	916,000	1,534,000
Gross unrealized gains	58,000	73,000
Gross unrealized losses	0	0
Other than temporary impairments in OCI	0	13,000
Total available-for-sale	974,000	1,594,000
Available for sale, Fair Value [Abstract]
Total available-for-sale	974,000	1,594,000
Collateralized debt obligations [Member]
Available for sale [Abstract]
Amortized cost	5,556,000	5,556,000
Gross unrealized gains	0	0
Gross unrealized losses	1,121,000	1,080,000
Other than temporary impairments in OCI	499,000	511,000
Total available-for-sale	3,936,000	3,965,000
Available for sale, Fair Value [Abstract]
Total available-for-sale	3,936,000	3,965,000
Available for sale [Abstract]
Less Than 12 Months, Fair Value	0	0
Less Than 12 Months, Unrealized Losses	0	0
12 Months or Greater, Fair value	3,629,000	3,670,000
12 Months or Greater, Unrealized Losses	1,121,000	1,080,000
Total, Fair Value	3,629,000	3,670,000
Total, Unrealized Losses	1,121,000	1,080,000
Collateralized Debt Obligations [Abstract]
Number of securities issued	3
Unrealized loss on securities	3,600,000
Unrealized loss (in hundredths)	30.00%
Period the securities become callable by issuer, minimum	5 years
States and political subdivisions [Member]
Held to maturity [Abstract]
Amortized cost	2,066,000	2,032,000
Gross unrealized gains	173,000	87,000
Gross unrealized losses	0	39,000
Other than temporary impairments in OCI	0	0
Held-to-maturity Securities, Fair Value	2,239,000	2,080,000
Held to maturity [Abstract]
Less Than 12 Months, Fair Value	0	758,000
Less Than 12 Months, Unrealized Losses	0	39,000
12 Months or Greater, Fair value	0	0
12 Months or Greater, Unrealized Losses	0	0
Total, Fair Value	0	758,000
Total, Unrealized Losses	$ 0	$ 39,000
Trust preferred securities [Member]
Collateralized Debt Obligations [Abstract]
Period the securities become callable by issuer, minimum	5 years